Commitments And Contingencies (Schedule Of Contractual Obligations And Commercial Commitments) (Details) (USD $)	Dec. 31, 2012
Commitments And Contingencies Disclosure [Line Items]
Total	$ 1,515,000
Within 1 Year	649,000
Years 1 - 3	866,000
Leases [Member]
Commitments And Contingencies Disclosure [Line Items]
Total	113,000
Within 1 Year	99,000
Years 1 - 3	14,000
Employment Contracts [Member]
Commitments And Contingencies Disclosure [Line Items]
Total	1,402,000
Within 1 Year	550,000
Years 1 - 3	$ 852,000